Business Segment Information (Components of Segment Sales and Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 8,259,885	¥ 8,665,687	¥ 8,543,982
Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,919,760	2,224,622	1,848,298
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	838,592	795,025	784,792
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,010,714	985,270	1,010,173
Electronics Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,969,880	2,303,167	2,582,813
Imaging & Sensing Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	985,259	770,622	726,892
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,299,847	1,274,708	1,221,235
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	214,999	299,806	351,527
Intersegment | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	57,791	86,250	95,514
Intersegment | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	11,317	12,464	15,203
Intersegment | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,140	1,603	894
Intersegment | Electronics Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	21,388	17,461	17,542
Intersegment | Imaging & Sensing Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	85,317	108,708	123,118
Intersegment | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	7,901	7,831	7,142
Intersegment | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	36,421	45,931	55,647
Operating Segments | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,977,551	2,310,872	1,943,812
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	849,909	807,489	799,995
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,011,854	986,873	1,011,067
Operating Segments | Electronics Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,991,268	2,320,628	2,600,355
Operating Segments | Imaging & Sensing Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,070,576	879,330	850,010
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,307,748	1,282,539	1,228,377
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	251,420	345,737	407,174
Corporate and Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (200,441)	¥ (267,781)	¥ (296,808)